Deposits and Subordinated Debt	9 Months Ended
Jul. 31, 2022
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Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand			Payable on
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	a fixed date (4)(5)	July 31, 2022	October 31, 2021
Deposits by:
Banks (1)	4,125	1,784	1,091	19,553	26,553	26,611
Business and government	49,266	54,397	145,766	225,052	474,481	442,248
Individuals	4,804	38,816	120,858	63,873	228,351	216,772
Total (2) (3)	58,195	94,997	267,715	308,478	729,385	685,631
Booked in:
Canada	49,809	84,608	129,183	227,402	491,002	427,316
United States	8,050	10,315	137,094	51,987	207,446	232,830
Other countries	336	74	1,438	29,089	30,937	25,485
Total	58,195	94,997	267,715	308,478	729,385	685,631

(1)	Includes regulated and central banks.
(2)	Includes structured notes and metals deposits designated as FVTPL (Note 6).
(3)

Included in deposits as at July 31, 2022 and October 31, 2021 are $353,568 million and $342,967 million, respectively, of deposits denominated in U.S. dollars, and $46,026 million and $29,937 million, respectively, of deposits
denominated in other foreign currencies.

(4)

Includes $47,698 million of senior unsecured debt as at July 31, 2022 subject to the Bank Recapitalization
(Bail-In)
regime ($35,959 million as at October 31, 2021). The
Bail-In
regime provides certain statutory powers to the

Canada

Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(5)

Deposits totalling $26,970 million as at July 31, 2022 ($20,991 million as at October 31, 2021) can be early redeemed (either fully or partially) by customers without penalty. As we do not expect a significant amount to be redeemed before maturity, we have classified them as payable on a fixed date, based on their remaining contractual maturities.

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at July 31, 2022	202,448	48,394	29,088	279,930
As at October 31, 2021	140,002	72,399	23,921	236,322

The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at July 31, 2022	26,966	23,794	54,143	97,545	202,448
As at October 31, 2021	20,626	12,761	20,933	85,682	140,002
Subordinated Debt
On
June 1
, 2022, we
redeemed
all of our $850 million 2.57% Series I Medium-Term Notes Second Tranche at a redemption price of 100 percent of the principal amount plus unpaid accrued interest to, but excluding, the redemption date
.
On January 10, 2022, we issued US$1,250 million of 3.088% unsecured subordinated debt through our U.S. Medium-Term Note Program. The issue is due January 10, 2037. The notes reset to a floating rate on January 10, 2032
.